Commitments and Contingencies (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 29, 2020	Jun. 04, 2020	Sep. 13, 2017	Aug. 22, 2017	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2020
Other Commitments [Line Items]
Number of common stock issued		10,738				250,000
Shares issued for cash					$ 25,000	$ 216,625		$ 87,700
Number of common stock shares issued for services								5,899
Underwriter [Member]
Other Commitments [Line Items]
Sale of stock, price per share							$ 13.00	$ 13.00
Jed Kaplan [Member]
Other Commitments [Line Items]
Cash bonus	$ 75,000							$ 216,625
Accrued interest						75,000		$ 75,000
Jed Kaplan [Member] | Kaplan 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 5,000
Number of shares of common stock fully vested upon grant	15,000
Cash bonus	$ 50,000
Board of Directors [Member]
Other Commitments [Line Items]
Number of common stock issued								250,000
Mr. Franklin [Member]
Other Commitments [Line Items]
Number of shares of common stock fully vested upon grant	250,000
Cash bonus	$ 75,000					216,625		$ 216,625
Accrued interest						$ 75,000		75,000
Mr. Franklin [Member] | Franklin 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 12,500
Number of shares of common stock fully vested upon grant	6,250
Cash bonus	$ 50,000
Employee and Directors [Member]
Other Commitments [Line Items]
Accrued interest								166,675
Number of common stock shares issued for services	192,000
Initial Public Offering [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters								$ 100
Number of shares issued under purchase option				5,000,000				250,000
Sale of stock, price per share				$ 10.00
Initial Public Offering [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters							$ 100
Number of shares issued under purchase option			200,000				250,000
Options exercisable, per unit							$ 11.50
Over-Allotment Option [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters							$ 2,990,000	$ 2,990,000
Number of shares issued under purchase option							260,000	260,000